Document and Entity Information	May 13, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 13, 2025
Entity Registrant Name	Y-MABS THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38650
Entity Tax Identification Number	47-4619612
Entity Address, Address Line One	202 Carnegie Center
Entity Address, Adress Line Two	Suite 301
Entity Address State Or Province	NJ
Entity Address, City or Town	Princeton
Entity Address, Postal Zip Code	08540
City Area Code	646
Local Phone Number	885-8505
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	YMAB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001722964
Amendment Flag	false